UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.) :  [ ]  is a restatement
                                    [ ]  adds new holdings to entries.
Institutional Investment Manager Filing This Report:
Name:             Westport Advisers LLC
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:  028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            Managing Director
Phone:            203-227-3601
Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver        Westport, Connecticut           February 8, 2008

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total (x$1,000): $ 933,888

List of Included Managers:

         Andrew J. Knuth        Westport Advisers, LLC
         Edmund H. Nicklin      Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name

Westport Advisers LLC
FORM 13F
                                    31-Dec-07

                                                                                                      Voting Authority
                                                                                                      ----------------
                                     Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                       of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------       --------   ---------    --------  -------    ---  ----  -------  --------  ----    ------  ----
Abbott Laboratories                  COM        002824100     2246       40000     SH        Sole                40000
American Eagle Outfitters, Inc       COM        02553E106      831       40000     SH        Sole                40000
Amphenol Corp.                       COM        032095101     2782       60000     SH        Sole                60000
Anadarko Petroleum Corp.             COM        032511107     3284       50000     SH        Sole                50000
Arbitron, Inc.                       COM        03875Q108    28174      677753     SH        Sole               677753
Arthur J. Gallagher & Company        COM        363576109    12182      503600     SH        Sole               503600
Baldor Electric Company              COM        057741100    19950      592702     SH        Sole               592702
BankUnited Financial Corp. - C       COM        06652B103     7512     1088700     SH        Sole              1088700
Big Lots, Inc.                       COM        089302103    20996     1313056     SH        Sole              1313056
Brown & Brown, Inc.                  COM        115236101    13517      575200     SH        Sole               575200
CA, Inc.                             COM        12673P105     1572       63000     SH        Sole                63000
CACI International, Inc.             COM        127190304     9442      210900     SH        Sole               210900
CVS/Caremark Corp.                   COM        126650100    25911      651850     SH        Sole               651850
Charles River Laboratories Int       COM        159864107    46146      701300     SH        Sole               701300
Checkpoint Systems, Inc.             COM        162825103    17838      686600     SH        Sole               686600
ChoicePoint, Inc.                    COM        170388102      524       14400     SH        Sole                14400
Cox Radio, Inc. - Class A            COM        224051102     5265      433334     SH        Sole               433334
Cullen/Frost Bankers, Inc.           COM        229899109     1317       26000     SH        Sole                26000
Darden Restaurants, Inc.             COM        237194105    20345      734200     SH        Sole               734200
DeVry, Inc.                          COM        251893103    66249     1275000     SH        Sole              1275000
Del Monte Foods Company              COM        24522P103    16318     1725000     SH        Sole              1725000
Diebold, Inc.                        COM        253651103      580       20000     SH        Sole                20000
Downey Financial Corp.               COM        261018105     3733      120000     SH        Sole               120000
EMS Technologies, Inc.               COM        26873N108     4615      152613     SH        Sole               152613
EOG Resources, Inc.                  COM        26875P101     3704       41500     SH        Sole                41500
Emmis Communications Corp.           COM        291525103      593      154153     SH        Sole               154153
Energy Partners Ltd                  COM        29270U105     5877      497666     SH        Sole               497666
FEI Company                          COM        30241L109      298       12000     SH        Sole                12000
Fairchild Semiconductor Corp.        COM        303726103     5050      350000     SH        Sole               350000
FedEx Corp.                          COM        31428X106     1159       13000     SH        Sole                13000
Forest Oil Corp.                     COM        346091705    31759      624691     SH        Sole               624691
General Communication, Inc. -        COM        369385109     6470      739450     SH        Sole               739450
Helmerich & Payne, Inc.              COM        423452101      500       12488     SH        Sole                12488
Hilb, Rogal & Hobbs Company          COM        431294107    37543      925400     SH        Sole               925400
IMS Health, Inc.                     COM        449934108    12432      539598     SH        Sole               539598
ITT Educational Services, Inc.       COM        45068B109    50821      596000     SH        Sole               596000
International Rectifier Corp.        COM        460254105     1359       40000     SH        Sole                40000
Interpublic Group of Companies       COM        460690100      811      100000     SH        Sole               100000
John Wiley & Sons, Inc.              COM        968223206    14484      338099     SH        Sole               338099
KBR, Inc.                            COM        48242W106    14573      375586     SH        Sole               375586
Kinetic Concepts, Inc.               COM        49460W208     8302      155000     SH        Sole               155000
Laboratory Corporation of Amer       COM        50540R409     2719       36000     SH        Sole                36000
Orient Express Hotels Ltd. - C       COM        G67743107    33310      579100     SH        Sole               579100
Pall Corp.                           COM        696429307     2016       50000     SH        Sole                50000
Parametric Technology Corp.          COM        699173209      857       48000     SH        Sole                48000
Perot Systems Corp. - Class A        COM        714265105    12487      925000     SH        Sole               925000
Plains Exploration & Productio       COM        726505100    40524      750450     SH        Sole               750450
Praxair, Inc.                        COM        74005P104     3788       42700     SH        Sole                42700
Precision Castparts Corp.            COM        740189105    94940      684500     SH        Sole               684500
QLogic Corp.                         COM        747277101     9631      678209     SH        Sole               678209
Rogers Corp.                         COM        775133101     7147      164800     SH        Sole               164800
Ruby Tuesday, Inc.                   COM        781182100     8679      890200     SH        Sole               890200
Saks, Inc.                           COM        79377w108    18946      912600     SH        Sole               912600
St. Joe Company (The)                COM        790148100     8032      226193     SH        Sole               226193
Sterling Financial Corp.             COM        859319105     4617      275000     SH        Sole               275000
Stone Energy Corp.                   COM        861642106    14026      299000     SH        Sole               299000
SunTrust Banks, Inc.                 COM        867914103     1187       19000     SH        Sole                19000
Synopsys, Inc.                       COM        871607107    30180     1163892     SH        Sole              1163892
Texas Instruments, Inc.              COM        882508104      670       20064     SH        Sole                20064
The South Financial Group, Inc       COM        837841105    10327      660700     SH        Sole               660700
Thermo Fisher Scientific Inc.        COM        883556102    34666      601000     SH        Sole               601000
TriZetto Group, Inc.                 COM        896882107    17628     1014863     SH        Sole              1014863
Universal Health Services, Inc       COM        913903100    50442      985200     SH        Sole               985200